Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues	$ 16,316	$ 17,834
Cost of revenues	1,082	5,526
Operating costs and expenses:
Investment management expenses	15,342	11,331
Depreciation and amortization	1,249	1,108
Selling, general and administrative	6,587	7,654
Expenses of Consolidated Funds	59	53
Total operating costs and expenses	23,237	20,146
Operating loss	(8,003)	(7,838)
Dividends and interest income	6,057	8,057
Net realized and unrealized (loss) gain	16,854	2,212
Net realized and unrealized gain on investments of Consolidated Funds	3,322	233
Interest and other income of Consolidated Funds	1,563	829
Interest expense	(4,157)	(4,334)
(Loss) income before income taxes from continuing operations	15,636	(841)
Income tax benefit (expense)	(86)	(101)
Net (loss) income from continuing operations	15,550	(942)
Discontinued operations:
Net income from discontinued operations	0	16
Net (loss) income	15,550	(926)
Less: net income attributable to non-controlling interest, continuing operations	2,659	462
Net (loss) income attributable to Great Elm Group, Inc.	$ 12,891	$ (1,388)
Net (loss) income attributable to shareholders per share
Basic	$ 0.47	$ (0.05)
Diluted	$ 0.38	$ (0.05)
Weighted average shares outstanding
Basic	27,642	29,962
Diluted	38,817	29,962